Short-term Borrowings and Long-term Debt (Tables)	12 Months Ended
Mar. 31, 2013
Summary of Short-term Borrowings	A summary of short-term borrowings at March 31, 2012 and 2013 is as follows:

	Millions of Yen
	2012	2013
Unsecured short-term borrowings from banks	¥2,300	¥4,681

Short-term borrowings	¥2,300	¥4,681

Summary of Long-term Debt

A summary of long-term debt at March 31, 2012 and 2013 is as follows:

	Millions of Yen
	2012	2013
Unsecured 1.61% per annum bonds due in September 2012	¥5,000	—
Unsecured 1.73% per annum bonds due in September 2013	5,000	¥5,000

Total long-term debt	10,000	5,000
Less: current portion	(5,000)	¥(5,000)

Long-term debt, non-current portion	¥5,000	—

Maturities of Long-term Debt	The aggregate annual maturities of long-term debt outstanding at March 31, 2013 are as follows:

Millions of Yen
Year ending March 31,
2014	5,000